Description of Business - Schedule Of Common Stock Issued and Outstanding Immediately After Business Combination (Details) - Class A Common Stock and Class X Common Stock	Mar. 29, 2022 shares
Business Acquisition [Line Items]
Starry common stock issued immediately after the Business Combination	162,194,996
Starry common stock outstanding immediately after the Business Combination	162,194,996
Starry common stock immediately after the Business Combination percentage	100.00%
Starry Equityholders
Business Acquisition [Line Items]
Starry common stock issued immediately after the Business Combination	140,062,611	[1]
Starry common stock outstanding immediately after the Business Combination	140,062,611	[1]
Starry common stock immediately after the Business Combination percentage	86.00%	[1]
FirstMark Founder Shares
Business Acquisition [Line Items]
Starry common stock issued immediately after the Business Combination	2,677,500	[2],[3]
Starry common stock outstanding immediately after the Business Combination	2,677,500	[2],[3]
Starry common stock immediately after the Business Combination percentage	2.00%	[2],[3]
FirstMark Public Stockholders
Business Acquisition [Line Items]
Starry common stock issued immediately after the Business Combination	4,921,551	[3]
Starry common stock outstanding immediately after the Business Combination	4,921,551	[3]
Starry common stock immediately after the Business Combination percentage	3.00%	[3]
PIPE investors
Business Acquisition [Line Items]
Starry common stock issued immediately after the Business Combination	14,533,334	[3]
Starry common stock outstanding immediately after the Business Combination	14,533,334	[3]
Starry common stock immediately after the Business Combination percentage	9.00%	[3]

[1]	Excludes 45,918,159 shares of Class A common stock underlying outstanding stock options and restricted stock units.
[2]	Excludes 4,128,113 Earnout Shares subject to forfeiture if certain performance-based vesting conditions are not met (see Note 9).
[3]	The FirstMark founder shares, FirstMark public stockholders and PIPE investors are presented combined in the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) on the line item “Business Combination transaction, net of transaction costs and assumed liabilities”.